DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
NOTE 3:	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As of February 26, 2017, the Company had forward foreign exchange contracts to buy $1.2 billion and to sell $327.5 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through August 2018.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	February 26, 2017			November 27, 2016
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$17,002	$(7,556)	$9,446	$30,160	$(6,893)	$23,267
Forward foreign exchange contracts(2)	4,614	(15,457)	(10,843)	1,481	(7,014)	(5,533)

Total	$21,616	$(23,013)		$31,641	$(13,907)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net settlement of these contracts on a per-institution basis and are offset accordingly. The table below presents the gross and net amounts of these contracts recognized on the Company’s consolidated balance sheets by type of financial instrument:

	February 26, 2017			November 27, 2016
	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position
	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$16,847	$(12,169)	$4,678	$29,240	$(8,374)	$20,866
Financial liabilities	(19,679)	12,169	(7,510)	(10,365)	8,374	(1,991)

Total			$(2,832)			$18,875

Embedded derivative contracts
Financial assets	$4,768	$—	$4,768	$2,401	$—	$2,401
Financial liabilities	(3,333)	—	(3,333)	(3,542)	—	(3,542)

Total			$1,435			$(1,141)

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of	As of	Three Months Ended
	February 26, 2017	November 27, 2016	February 26, 2017	February 28, 2016
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
Yen-denominated Eurobonds	(19,811)	(19,811)	$—	$(2,103)
Euro senior notes	(15,751)	(15,751)
Cumulative income taxes	12,168	12,168

Total	$(18,757)	$(18,757)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Three Months Ended
	February 26, 2017	February 28, 2016
Forward foreign exchange contracts:
Realized gain	$9,076	$12,967
Unrealized loss	(19,320)	(9,231)

Total	$(10,244)	$3,736

NOTE 5:	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company’s foreign currency management objective is to minimize the effect of fluctuations in foreign exchange rates on nonfunctional currency cash flows and selected assets or liabilities without exposing the Company to additional risk associated with transactions that could be regarded as speculative. Forward exchange contracts on various currencies are entered into to manage foreign currency exposures associated with certain product sourcing activities, some intercompany sales, foreign subsidiaries’ royalty payments, interest payments, earnings repatriations, net investment in foreign operations and funding activities. The Company manages certain forecasted foreign currency exposures and uses a centralized currency management operation to take advantage of potential opportunities to naturally offset foreign currency exposures against each other. The Company had designated a portion of its outstanding Yen-denominated Eurobonds as a net investment hedge to manage foreign currency exposures in its foreign operations. The Company does not apply hedge accounting to its derivative transactions. As of November 27, 2016, the Company had forward foreign exchange contracts to buy $674.9 million and to sell $364.9 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through February 2018.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 27, 2016			November 29, 2015
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$30,160	$(6,893)	$23,267	$31,808	$(4,677)	$27,131
Forward foreign exchange contracts(2)	1,481	(7,014)	(5,533)	253	(8,062)	(7,809)

Total	$31,641	$(13,907)		$32,061	$(12,739)

Non-derivatives designated as hedging instruments
Yen-denominated Eurobonds	$—	$—		$—	$(7,832)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis and are offset accordingly. The table below presents the gross and net amounts of these contracts recognized on the Company’s consolidated balance sheets by type of financial instrument:

	November 27, 2016			November 29, 2015
	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position
	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$29,240	$(8,374)	$20,866	$30,837	$(4,930)	$25,907
Financial liabilities	(10,365)	8,374	(1,991)	(7,599)	4,930	(2,669)

Total			$18,875			$23,238

Embedded derivative contracts
Financial assets	$2,401	$—	$2,401	$1,224	$—	$1,224
Financial liabilities	(3,542)	—	(3,542)	(5,140)	—	(5,140)

Total			$(1,141)			$(3,916)

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 27, 2016	As of November 29, 2015	Year Ended
			November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
Yen-denominated Eurobonds	(19,811)	(18,982)	$2,627	$965	$3,767
Euro senior notes	(15,751)	(15,751)	—	—	—
Cumulative income taxes	12,168	11,849

Total	$(18,757)	$(18,247)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$17,175	$14,720	$(6,184)
Unrealized	(1,315)	19,386	(4,920)

Total	$15,860	$34,106	$(11,104)